Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Loan Level Exceptions

Run Date - XXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024080041	XXX	XXX	1	1	1	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The mortgage statement for the mortgage through XXX Mortgage attached to the property located at XXX is missing from the loan file. The payment reflected on the credit report does not indicate whether XXX are collected.
XXX	2024080579	XXX	XXX	3	3	2	1	3	2	1	3	*** (OPEN) TRID- Initial CD delivery date test fail - EV 3
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XXX was not received by the consumer XXX-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure XXX-business days prior to consummation or a waiver stating why consummation took place prior to the XXX-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: XXX This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report has XXX inquiries on XXX that are not addressed.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file is missing the XXX business statement ending XXX used to calculate income.  The origination income worksheet shows this month was included and the figure from the income worksheet with deposits of XXX for the month with nothing backed out was utilized.  The bank statement would be needed to properly calculate audit income.

*** (CURED) Missing XXX Disclosures - EV R
COMMENT:   The Initial XXX Statement is missing from the loan file. The defect can be cured by providing the XXX

*** (CURED) Title issue - EV R
COMMENT:   The preliminary title Schedule XXX reflects an open Notice of Commencement that needed to be addressed with an affidavit and Notice of Termination (p.573) and the loan file does not contain evidence this was removed from title.

*** (CURED) TRID - XXX tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. XXX curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
																	COMMENT: Trade line requirements have not been met. Lender guidelines required XXX trade lines reporting for XXX months with activity in the last XXX months OR XXX trade lines reporting for XXX months with activity in the last XXX months (XXX canceled rent checks may be used for a trade line). Based on this, the borrower only has the XXX months canceled mortgage checks as XXX trade line that meets the requirements. XXX Exception received for borrower not having XXX additional tradeline for XXX months. compensating factors listed XXX credit score, XXX LTV, XXX months reserves and XXX years in profession.
XXX	2024080580			XXX	XXX	1	1	1	1	1	1	1	1